Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 3,575,248	$ 6,446,944	$ 6,585,624
PRC EIT tax rates	15.00%	15.00%	25.00%
Tax at the PRC EIT tax rates	$ 536,287	$ 967,042	$ 1,646,406
Tax effect of R&D expenses deduction	(238,573)	(199,925)	(271,349)
Tax effect of non-taxable investment income and government grant	(120,754)	(72,160)	(126,495)
Tax effect of non-deductible expenses	41,989	310,233	88,530
Income tax expenses	$ 218,949	$ 1,005,190	$ 1,337,092